Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	$ 1,793	$ 1,863	$ 1,810
Capital work-in-progress	55	67	145	$ 167
Property, plant and equipment, Ending balance	1,679	1,793	1,863
Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	3,876	3,782	3,388
Additions	348	364	302
Deletions*	(268)	(147)	(39)
Additions- Business Combinations (Refer to Note 2.10)	2		1
Translation difference	(300)	(123)	130
Property, plant and equipment, Ending balance	3,658	3,876	3,782
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(2,150)	(2,064)	(1,745)
Deletions*	266	143	37
Depreciation	(320)	(300)	(292)
Translation difference	170	71	(64)
Property, plant and equipment, Ending balance	(2,034)	(2,150)	(2,064)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	188	191	174
Property, plant and equipment, Ending balance	174	188	191
Land | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	188	191	174
Additions		4	11
Translation difference	(14)	(7)	6
Property, plant and equipment, Ending balance	174	188	191
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	940	942	890
Property, plant and equipment, Ending balance	855	940	942
Buildings | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,481	1,445	1,324
Additions	42	81	70
Translation difference	(116)	(45)	51
Property, plant and equipment, Ending balance	1,407	1,481	1,445
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(541)	(503)	(434)
Depreciation	(54)	(56)	(52)
Translation difference	43	18	(17)
Property, plant and equipment, Ending balance	(552)	(541)	(503)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	169	187	203
Property, plant and equipment, Ending balance	157	169	187
Plant and Machinery | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	653	679	621
Additions	57	47	39
Deletions*	(32)	(50)	(4)
Additions- Business Combinations (Refer to Note 2.10)	1
Translation difference	(54)	(23)	23
Property, plant and equipment, Ending balance	625	653	679
Plant and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(484)	(492)	(418)
Deletions*	32	47	4
Depreciation	(58)	(57)	(63)
Translation difference	42	18	(15)
Property, plant and equipment, Ending balance	(468)	(484)	(492)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	329	274	236
Property, plant and equipment, Ending balance	328	329	274
Computer Equipment | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,125	1,045	882
Additions	187	206	156
Deletions*	(191)	(90)	(29)
Additions- Business Combinations (Refer to Note 2.10)	1		1
Translation difference	(85)	(36)	35
Property, plant and equipment, Ending balance	1,037	1,125	1,045
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(796)	(771)	(646)
Deletions*	190	90	27
Depreciation	(164)	(141)	(129)
Translation difference	61	26	(23)
Property, plant and equipment, Ending balance	(709)	(796)	(771)
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	99	122	138
Property, plant and equipment, Ending balance	109	99	122
Furniture and Fixtures | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	423	416	381
Additions	62	26	26
Deletions*	(45)	(7)	(6)
Translation difference	(31)	(12)	15
Property, plant and equipment, Ending balance	409	423	416
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(324)	(294)	(243)
Deletions*	44	6	6
Depreciation	(44)	(45)	(47)
Translation difference	24	9	(10)
Property, plant and equipment, Ending balance	(300)	(324)	(294)
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1	2	2
Property, plant and equipment, Ending balance	1	1	2
Vehicles | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	6	6	6
Property, plant and equipment, Ending balance	6	6	6
Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(5)	(4)	(4)
Depreciation		(1)	(1)
Translation difference			1
Property, plant and equipment, Ending balance	$ (5)	$ (5)	$ (4)